Russell Investment Funds

RUSSELL INVESTMENT FUNDS

Supplement dated July 16, 2026, to

PROSPECTUS DATED MAY 1, 2026

As supplemented June 3, 2026

I. MANAGEMENT OF THE FUNDS: The following is added after the first paragraph in the section entitled “Management of the Funds” in the Prospectus listed above:

RIM has advised the Funds that, on July 9, 2026, Russell Investments announced that an investor consortium led by B Capital, a global multi-stage investment firm, and including California Public Employees’ Retirement System, has agreed to acquire Russell Investments, including RIM, from TA Associates and Reverence Capital (the “Transaction”). RIM expects the Transaction to close in the first quarter of 2027, subject to the receipt of regulatory approvals and other customary closing conditions. The Transaction is not expected to result in any material change in the day-to-day management of the Funds.

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the consummation of the Transaction would result in the automatic termination of the advisory agreement between RIM and the Trust, on behalf of the Funds. Accordingly, prior to such consummation, a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and RIM will be required for RIM to continue in its capacity as an investment adviser to each Fund. The New Advisory Agreement is subject to the approval of the Funds’ Board of Trustees (the “Board”) and respective shareholders of each Fund. If approved by the Board, shareholders of the Funds as of a record date to be determined by the Board will be asked to approve the New Advisory Agreement at a special meeting of shareholders which RIM expects to be held in the fourth quarter of 2026 or the first quarter of 2027 through a proxy solicitation that will describe the Transaction in greater detail. Under the New Advisory Agreement, RIM would provide investment advisory services to each Fund on substantially similar terms to the current agreement for fees that do not exceed those that are currently in effect with respect to each Fund.

LifePoints® Funds Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated July 16, 2026, to

PROSPECTUS DATED MAY 1, 2026

As supplemented June 3, 2026

I. MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS: The following is added after the first paragraph in the section entitled “Management of the Funds and Underlying Funds” in the Prospectus listed above:

RIM has advised the Funds that, on July 9, 2026, Russell Investments announced that an investor consortium led by B Capital, a global multi-stage investment firm, and including California Public Employees’ Retirement System, has agreed to acquire Russell Investments, including RIM, from TA Associates and Reverence Capital (the “Transaction”). RIM expects the Transaction to close in the first quarter of 2027, subject to the receipt of regulatory approvals and other customary closing conditions. The Transaction is not expected to result in any material change in the day-to-day management of the Funds.

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the consummation of the Transaction would result in the automatic termination of the advisory agreement between RIM and the Trust, on behalf of the Funds. Accordingly, prior to such consummation, a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and RIM will be required for RIM to continue in its capacity as an investment adviser to each Fund. The New Advisory Agreement is subject to the approval of the Funds’ Board of Trustees (the “Board”) and respective shareholders of each Fund. If approved by the Board, shareholders of the Funds as of a record date to be determined by the Board will be asked to approve the New Advisory Agreement at a special meeting of shareholders which RIM expects to be held in the fourth quarter of 2026 or the first quarter of 2027 through a proxy solicitation that will describe the Transaction in greater detail. Under the New Advisory Agreement, RIM would provide investment advisory services to each Fund on substantially similar terms to the current agreement for fees that do not exceed those that are currently in effect with respect to each Fund.